MERRILL LYNCH
READY ASSETS
TRUST



FUND LOGO



Annual Report

December 31, 2000


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust
December 31, 2000


DEAR SHAREHOLDER

For the year ended December 31, 2000, Merrill Lynch Ready Assets
Trust paid shareholders a net annualized dividend of 6.00%.* For the six-month period ended December 31, 2000, The Trust paid shareholders a net annualized dividend of 6.20%.* The Trust's 7-day yield as of December 31, 2000 was 5.97%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at December 31, 2000 was 71 days, compared to 60 days at June 30, 2000.

The Environment
The fourth quarter of 2000 brought ample evidence that the economy has moderated from the unsustainable growth rates of the previous three quarters. Tighter monetary policy on behalf of the Federal Reserve Board in the first half of the year began to affect the economy, resulting in poor stock market performance and extreme volatility. The optimism that fueled unrealistic expectations in the equity market earlier in the year dissipated while a weak euro slowed demand from overseas. In addition, disappointing earnings reports from several bellwether technology companies drove the tech-heavy NASDAQ Composite Index dramatically lower.

The stock and bond markets were driven by the expectation of an easing monetary policy from the Federal Reserve Board, although investors remained concerned about how the equity market would endure a hard landing. Despite tight labor markets, as evidenced by a national unemployment rate of about 4%, slumping corporate profits have recently resulted in layoffs and reduced work schedules as businesses attempt to trim costs. Capital investment has also suffered since demand, previously a driver of economic growth, has shown signs of abating. Domestic auto sales slowed significantly during the last two quarters of 2000 and early seasonal sales figures were weaker than anticipated. Investors are hoping the Federal Reserve Board will negotiate a soft landing, with a target gross domestic product growth rate of about 3%.

In a surprise announcement on January 3, 2001, the Federal Reserve Board cut interest rates 50 basis points (0.50%), lowering the Federal Funds target to 6%. The Federal Reserve Board also eased interest rates again on January 31, 2001 with another 50 basis point cut, leaving the door open to additional interest rate cuts in the near future.

*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Portfolio Matters
During the six-month period ended December 31, 2000, we added fixed-rate bank and corporate products with average maturities of one year to the portfolio. The average life of our holdings ranged from 59 to 73 days. Though we were in a rising interest rate environment for a period of time, the inverted US Treasury yield curve indicated that yields in the short end would probably not rise to extreme levels, and that the one-year sector represented the pivotal point of the curve inversion. At times throughout the period, when a breakeven analysis showed they had greater value, we targeted six-month certificates of deposit and commercial paper. During the last quarter, interest rates declined on expectations of even lower interest rates in 2001. Investor demand for securities increased across the yield curve, driving spreads narrower for both fixed and floating rate securities, particularly for the most highly rated issuers.

The portfolio's composition at the end of December and as of our last report is detailed below:

                                             12/31/00   6/30/00

Bank Notes                                     3.8%       4.3%
Certificates of Deposit                        1.8        2.4
Certificates of Deposit--European              5.0        0.2
Certificates of Deposit--Yankee++             23.9       12.6
Commercial Paper                              37.5       47.0
Corporate Notes                               10.3       11.0
Funding Agreements                             3.5        2.8
Promissory Notes                               3.4        4.6
Time Deposits                                  0.4         --
US Government, Agency & Instrumentality
Obligations--Discount                          3.4        3.3
US Government, Agency & Instrumentality
Obligations--Non-Discount                      8.3       12.3
Liabilities in Excess of Other Assets         (1.3)      (0.5)
                                             ------     ------
Total                                        100.0%     100.0%
                                             ======     ======

++US branches of foreign banks.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Donaldo S. Benito)
Donaldo S. Benito
Vice President and Portfolio Manager


February 9, 2001



Merrill Lynch Ready Assets Trust
December 31, 2000

SCHEDULE OF INVESTMENTS                                (in Thousands)
                            Face      Interest      Maturity
Issue                      Amount      Rate*          Date        Value
Bank Notes--3.8%

American Express         $  50,000     6.66++%     3/07/2001     $   50,000
Centurion Bank

Bank of America, NA         50,000     6.65++      6/06/2001         49,996

Bank One, NA                25,000     6.15        6/27/2001         25,002

Comerica Bank               40,000     6.64++      6/01/2001         39,995

National City Bank--        25,000     6.87        9/04/2001         25,104
Kentucky

National City Bank--        20,000     6.67        3/13/2001         19,999
PA

U.S. Bank, NA               15,000     6.88        4/04/2001         15,007

Total Bank Notes (Cost--$224,985)                                   225,103

Certificates of Deposit--1.8%

Chase Manhattan             20,000     6.64        2/15/2001         20,000
Bank USA, NA

First Tennessee             10,000     6.66++      1/17/2001         10,000
Bank NA

Old Kent Bank               25,000     6.65++      4/30/2001         24,999

SouthTrust Bank, NA         25,000     6.80        2/07/2001         25,002
                            25,000     6.62        5/14/2001         25,040

Total Certificates of Deposit (Cost--$105,031)                      105,041

Certificates of Deposit--European--5.0%

Bank Austria AG,            20,000     6.65        2/08/2001         20,003
London                      30,000     6.65        2/13/2001         30,000
                            20,000     6.748++     7/16/2001         19,998

Bank of Scotland            25,000     6.64        2/13/2001         24,999
PLC, London

Bayerische Hypo- und        20,000     6.46        3/19/2001         20,000
Vereinsbank AG,
London

Citibank, NA, London        40,000     5.91        1/04/2002         40,004

Credit Agricole             35,000     6.61        5/31/2001         35,001
Indosuez, London

Landesbank Baden-           35,000     6.29        6/20/2001         35,007
Wurttemberg, London

Norddeutsche                20,000     6.65        2/09/2001         20,000
Landesbank                  10,000     6.90        4/30/2001         10,003
Girozentrale,               35,000     6.38        6/14/2001         35,005
London

Total Certificates of Deposit--European
(Cost--$290,014)                                                    290,020

Certificates of Deposit--Yankee--23.9%
BNP Paribas, NY             20,000     6.68        3/13/2001         19,999
                            10,000     6.95        7/09/2001         10,030


Merrill Lynch Ready Assets Trust
December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                    (in Thousands)
                            Face      Interest      Maturity
Issue                      Amount      Rate*          Date        Value
Certificates of Deposit--Yankee (continued)

Banca Intesa, NY         $  30,000     6.65 %      2/22/2001     $   30,009

Banco Bilbao                20,000     6.88        8/24/2001         20,078
Vizcaya Argentaria
SA, NY

Bank Austria AG,            25,000     6.65++      7/05/2001         24,995
NY                          25,000     6.88        9/04/2001         25,106

Bank of Nova Scotia,        20,000     6.55        1/24/2001         19,993
NY                          35,000     6.87        4/03/2001         35,022

Barclays Bank PLC,          30,000     6.57++      1/02/2002         29,991
NY

Bayerische Hypo- und        20,000     6.665       3/08/2001         19,998
Vereinsbank AG, NY          30,000     6.80        3/28/2001         30,010
                            30,000     6.41        4/11/2001         30,010
                            30,000     6.88        8/16/2001         30,111
                            60,000     6.20       12/11/2001         60,078

Bayerische                  25,000     6.566++     2/28/2001         24,998
Landesbank                  35,000     6.30        6/19/2001         35,018
Girozentrale, NY            40,000     6.64++      8/03/2001         39,992

Canadian Imperial           25,000     6.98        7/16/2001         25,084
Bank of Commerce, NY

Commerzbank AG, NY          34,500     6.76        3/27/2001         34,508
                            20,000     7.00        7/16/2001         20,069
                            25,000     7.075       7/23/2001         25,102
                            25,000     7.00        8/02/2001         25,099
                            50,000     6.89        8/20/2001         50,192

Deutsche Bank AG,           40,000     6.71        9/20/2001         40,143
NY                          40,000     6.70       10/10/2001         40,161

Dresdner Bank               25,000     6.65        3/06/2001         24,997
AG, NY                      40,000     6.46        6/06/2001         40,043

Landesbank Baden-           20,000     6.64        2/05/2001         19,999
Wurttemberg, NY             30,000     6.05        9/21/2001         29,990

Landesbank Hessen-          45,000     6.045       9/24/2001         44,985
Thuringen
Girozentrale, NY

Merita Bank PLC, NY         35,000     6.53        6/04/2001         35,046

Royal Bank of               25,000     6.45        1/05/2001         24,999
Canada, NY                  15,000     6.525       1/16/2001         14,997
                            50,000     6.62++      6/07/2001         49,989
                            25,000     6.615++     7/06/2001         24,993

Svenska                     20,000     6.73        2/09/2001         19,994
Handelsbanken AB,           25,000     6.67        3/02/2001         24,997
NY                          25,000     6.65        3/06/2001         24,997
                            35,000     6.74        3/16/2001         35,003

Toronto-Dominion            40,000     6.36        6/11/2001         40,028
Bank,NY

UBS AG                      35,000     6.85        3/28/2001         35,016
                            20,000     7.03        7/19/2001         20,074
                            40,000     6.01        9/04/2001         39,974


Merrill Lynch Ready Assets Trust
December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                    (in Thousands)
                            Face      Interest      Maturity
Issue                      Amount      Rate*          Date        Value
Certificates of Deposit--Yankee (concluded)

Unibank A/S, NY          $  25,000     6.81 %      4/11/2001     $   25,016
                            20,000     6.80        4/17/2001         20,013

Westdeutsche                25,000     6.66        2/01/2001         24,998
Landesbank
Girozentrale, NY

Westpac Banking             30,000     6.74        3/20/2001         30,003
Corp., NY

Total Certificates of Deposit--Yankee
(Cost--$1,394,521)                                                1,395,947

Commercial Paper--37.5%

AEP Credit Inc.             13,344     6.60        1/29/2001         13,278

AT&T Corporation            20,000     6.688++     3/08/2001         19,999
                            25,000     6.45        3/27/2001         24,619
                            25,000     6.45        3/28/2001         24,615
                            40,000     6.819++     7/13/2001         39,906

American Honda              11,959     6.53        2/26/2001         11,843
Finance Corp.

Amsterdam Funding           25,000     6.63        1/02/2001         25,000
Corporation                 14,000     6.62        1/03/2001         13,997
                            25,000     6.60        1/04/2001         24,991
                            30,000     6.66        1/11/2001         29,950

Apreco, Inc.                 9,610     6.63        1/04/2001          9,606
                             7,000     6.58        1/24/2001          6,972
                            25,000     6.54        1/25/2001         24,895
                             8,390     6.54        2/14/2001          8,325

Asset Securitization        30,000     6.65        1/09/2001         29,961
Cooperative Corp.           25,000     6.62        1/11/2001         24,959
                            20,000     6.53        2/02/2001         19,888

Associates First            30,000     6.51        3/20/2001         29,577
Capital Corp.

Atlantis One                25,000     6.56        1/23/2001         24,904
Funding Corp.               25,000     6.56        1/24/2001         24,900
                            20,000     6.55        2/07/2001         19,870
                             6,998     6.55        2/15/2001          6,943
                            20,000     6.53        2/20/2001         19,825
                            10,676     6.54        2/20/2001         10,582
                             6,326     6.55        2/20/2001          6,271

BAE Systems                 25,000     6.53        2/28/2001         24,731
Holdings Inc.               10,000     6.38        3/15/2001          9,867

BASF Corporation            10,000     6.21        4/17/2001          9,813

BHF Finance                 20,000     6.48        2/28/2001         19,785
(Delaware Inc.)

Banco Itau SA,               8,000     6.45        3/23/2001          7,883
Series B                     5,000     6.47        3/27/2001          4,924

Banco Rio de la             25,000     6.48        3/08/2001         24,698
Plata SA

Bank of America             25,000     6.45        4/05/2001         24,582
Corp.

Merrill Lynch Ready Assets Trust
December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                    (in Thousands)
                            Face      Interest      Maturity
Issue                      Amount      Rate*          Date        Value
Commercial Paper (continued)

British Telecom-         $  25,000     6.56 %      2/05/2001     $   24,848
munications PLC

CXC Incorporated            25,000     6.54        1/17/2001         24,932
                            11,000     6.54        1/22/2001         10,960
                            10,000     6.53        2/23/2001          9,907

Centric Capital Corp.        9,600     6.47        2/15/2001          9,524

Ciesco L.P.                 23,000     6.53        1/29/2001         22,887

Corporate Asset             20,000     6.56        1/18/2001         19,942
Funding Co., Inc.           20,000     6.51        2/09/2001         19,863

Corporate                   30,000     6.56        1/19/2001         29,907
Receivables Corp.

Credit Suisse First         20,000     6.50        1/30/2001         19,899
Boston Inc.                 20,000     6.48        3/15/2001         19,735

DaimlerChrysler             25,000     6.57        3/06/2001         24,706
North America
Holdings Corp.

Delaware Funding            20,000     6.53        2/06/2001         19,874
Corp.                       25,621     6.52        2/12/2001         25,433
                            30,447     6.56        2/15/2001         30,207
                            13,216     6.53        2/16/2001         13,110
                            30,000     6.54        2/16/2001         29,758
                            25,000     6.38        3/12/2001         24,681

Edison Asset                25,000     6.52        1/18/2001         24,927
Securitization, LLC

Eureka Securitiza-          20,000     6.56        1/17/2001         19,946
tion Inc.                    7,000     6.57        1/25/2001          6,971
                            20,000     6.55        1/30/2001         19,898
                            25,000     6.54        2/06/2001         24,843
                            28,000     6.45        2/23/2001         27,741

Falcon Asset                12,360     6.57        1/22/2001         12,315
Securitization              25,000     6.48        2/16/2001         24,785

Fleet Funding               20,000     6.56        1/16/2001         19,949
Corporation

Forrestal Funding           10,159     6.54        2/06/2001         10,095
Master Trust                20,000     6.56        2/21/2001         19,822
                            20,000     6.51        3/01/2001         19,782

Fortis Funding LLC          10,000     6.60        1/08/2001          9,989

GE Capital                  15,000     6.55        1/10/2001         14,978
International               15,000     6.55        1/11/2001         14,976
Funding, Inc.

General Electric            30,000     6.52        2/01/2001         29,837
Financial Assurance
Holdings Inc.

Household Finance           20,000     6.55        1/25/2001         19,916
Corp.

Kitty Hawk Funding           7,739     6.46        3/20/2001          7,630
Corp.

Lone Star Funding,          15,000     6.45        3/08/2001         14,818
LLC                         25,000     6.42        3/12/2001         24,681

Merrill Lynch Ready Assets Trust
December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                    (in Thousands)
                            Face      Interest      Maturity
Issue                      Amount      Rate*          Date        Value
Commercial Paper (continued)

Monte Rosa Capital       $   6,400     6.56 %      1/08/2001      $   6,393
Corporation                 25,000     6.57        1/23/2001         24,904
                            20,000     6.56        1/24/2001         19,920
                            10,000     6.58        1/25/2001          9,958

National Rural              25,000     6.455       3/23/2001         24,636
Utilities Cooperative       43,095     6.45        3/26/2001         42,446
Finance Corp.                6,896     6.37        5/23/2001          6,727

Old Line Funding            10,000     6.62        1/05/2001          9,994
Corp.                       15,000     6.58        1/18/2001         14,956
                            11,817     6.62        1/18/2001         11,783
                            22,046     6.56        1/19/2001         21,978
                            20,000     6.58        1/19/2001         19,938
                            11,000     6.67        1/19/2001         10,966

Preferred                   20,103     6.57        1/22/2001         20,030
Receivables                  5,000     6.62        1/23/2001          4,980
Funding Corp.               21,000     6.58        1/31/2001         20,890
                            10,000     6.60        1/31/2001          9,947
                            24,800     6.57        2/02/2001         24,660

Prudential                  25,000     6.45        3/23/2001         24,636
Funding LLC

Rio Tinto                   35,000     6.52        3/05/2001         34,594
Amer/CA Inc.                16,000     6.38        3/14/2001         15,790

San Paolo US                25,000     6.55        1/16/2001         24,936
Financial Company

Sinochem American           20,000     6.55        2/02/2001         19,887

Spintab-                    20,000     6.53        1/16/2001         19,949
Swedmortgage AB              5,000     6.45        3/06/2001          4,941

Svenska                     25,000     6.57        2/05/2001         24,848
Handelsbanken               14,000     6.45        3/15/2001         13,814
Inc.

Tulip Funding Corp.         30,000     6.60        1/16/2001         29,923
                             9,271     6.62        1/19/2001          9,242
                            29,350     6.56        2/15/2001         29,119
                            44,000     6.45        3/14/2001         43,424

UBS Finance                 30,000     6.00        6/19/2001         29,143
(Delaware) Inc.
Stanford

Unilever Capital            42,000     6.708++     9/07/2001         42,021
Corp.


Merrill Lynch Ready Assets Trust
December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                    (in Thousands)
                            Face      Interest      Maturity
Issue                      Amount      Rate*          Date        Value
Commercial Paper (concluded)

WCP Funding Inc.         $  20,621     6.65 %      1/04/2001     $   20,613
                            22,000     6.54        2/27/2001         21,780

Windmill Funding            30,000     6.67        1/08/2001         29,967
Corp.                       25,000     6.59        1/09/2001         24,968
                            35,000     6.65        1/10/2001         34,948
                            20,000     6.58        1/12/2001         19,964

Total Commercial Paper (Cost--$2,193,873)                         2,193,644

Corporate Notes--10.3%

American Honda              25,000     6.57++      6/12/2001         25,009
Finance Corp.               25,000     6.718++     9/12/2001         25,000

Associates                  40,000     6.599++     3/16/2001         39,995
Corporation of              16,000     6.464++     6/26/2001         16,004
North America

The CIT Group               35,000     6.609++     3/27/2001         34,995
Holdings, Inc.              40,000     6.64++      5/09/2001         39,993

Citigroup                   40,000     6.698++     6/06/2001         40,000

Credit Suisse               25,000     6.65++     10/10/2001         25,000
First Boston
International Ltd.

DaimlerChrysler             34,000     6.80++     11/08/2001         34,000
North America
Holdings Corp.

Ford Motor Credit           15,000     6.908++    11/16/2001         15,004
Company                    100,000     6.65++      1/07/2002         99,996

General Motors              21,000     6.78        2/27/2001         21,009
Acceptance Corp.            25,000     6.723++     7/09/2001         24,992

Goldman Sachs               16,000     6.92++      1/14/2002         16,000
Group, Inc.

Household Finance           25,000     6.71++      7/20/2001         24,986
Corp.                       30,000     6.72++     11/16/2001         30,000

Morgan Stanley,             30,000     6.68++      1/22/2001         30,001
Dean Witter & Co.           20,000     6.73        1/15/2001         20,000

Strategic Money             25,300     6.464++     9/24/2001         25,300
Market Trust 2000-H

Structured Asset            15,000     6.723++    10/04/2001         15,000
Vehicle Securities
Trust, Series 99-1

Total Corporate Notes (Cost--$602,284)                              602,284



Merrill Lynch Ready Assets Trust
December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                    (in Thousands)
                            Face      Interest      Maturity
Issue                      Amount      Rate*          Date        Value
Funding Agreements--3.5%

Jackson National         $  80,000     6.871++%    5/01/2001     $   80,000
Life Insurance Co.

Metropolitan Life           50,000     6.891++     5/01/2001         50,000
Insurance Company

Monumental Life             20,000     6.966++     8/17/2001         20,000
Insurance Company

New York Life               35,000     6.839++     5/31/2001         35,000
Insurance

Pacific Life                20,000     6.901++     1/31/2001         20,000
Insurance Co.

Total Funding Agreements (Cost--$205,000)                           205,000

Promissory Notes--3.4%

Goldman Sachs               75,000     6.831++     3/21/2001         75,000
Group, Inc.                125,000     6.831++     4/25/2001        125,000

Total Promissory Notes (Cost--$200,000)              200,000

Time Deposits--0.4%

Deutsche Bank AG            21,492     6.50        1/02/2001         21,492

Total Time Deposits (Cost--$21,492)                                  21,492

US Government, Agency & Instrumentality
Obligations--Discount--3.4%

Federal Home Loan           15,000     6.10        3/12/2001         14,820
Banks                       30,000     6.11        3/16/2001         29,620
                             3,541     6.11        3/19/2001          3,494
                            20,000     6.24        3/23/2001         19,722
                            20,000     6.70        5/15/2001         19,552

Federal Home Loan            9,500     6.18        3/29/2001          9,202
Mortgage                    10,000     6.21        3/29/2001          9,686
Corporation                 15,000     6.23        3/29/2001         14,529
                            15,000     6.28        3/29/2001         14,529
                            20,000     6.22        4/26/2001         19,274
                            35,000     5.81        1/09/2003         35,000

Merrill Lynch Ready Assets Trust
December 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                    (in Thousands)
                            Face      Interest      Maturity
Issue                      Amount      Rate*          Date        Value
US Government, Agency & Instrumentality
Obligations--Discount (concluded)

Federal National         $  10,000     6.70 %      5/18/2001     $    9,771
Mortgage
Association

Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$200,292)                              199,199

US Government, Agency & Instrumentality
Obligations--Non-Discount--8.3%

Federal Home Loan           40,000     6.384++    11/09/2001         40,000
Banks

Federal Home Loan           19,500     5.15        1/26/2001         19,481
Mortgage                    20,000     5.125       2/08/2001         19,975
Corporation                 10,000     5.18        2/09/2001          9,988
                            40,000     6.184++     9/17/2001         39,980

Federal National            50,000     6.394++     3/07/2001         50,000
Mortgage                    20,000     5.41        3/22/2001         19,964
Association                 50,000     6.53++      5/24/2001         50,000
                            15,000     6.00        7/17/2001         14,991
                            40,000     6.164++     9/17/2001         39,978
                            10,000     5.67        3/04/2002          9,962
                            25,000     6.374++     4/19/2002         25,000

Student Loan                40,000     6.384++     8/23/2001         39,990
Marketing                   40,000     6.364++     2/28/2002         39,967
Association                 20,000     6.334++     3/11/2002         19,989
                            20,000     6.334++     3/18/2002         19,988
                            25,000     6.364++     4/25/2002         24,988

Total US Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$484,237)                          484,241

Total Investments
(Cost--$5,921,729)--101.3%                                        5,921,971

Liabilities in Excess of Other

Assets--(1.3%)                                                     (76,191)
                                                                  ---------
Net Assets--100.0%                                               $5,845,780
                                                                 ==========

*Commercial Paper and certain US Government, Agency &
Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at December 31, 2000.
++Variable rate notes.

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
December 31, 2000


FINANCIAL INFORMATION


Statement of Assets and Liabilities as of December 31, 2000
Assets:             Investments, at value (identified cost--$5,921,728,916*)                             $ 5,921,970,673
                    Cash                                                                                          10,263
                    Receivables:
                      Interest                                                        $    55,508,295
                      Beneficial interest sold                                             32,910,585         88,418,880
                                                                                      ---------------
                    Prepaid registration fees and other assets                                                   280,462
                                                                                                         ---------------
                    Total assets                                                                           6,010,680,278
                                                                                                         ---------------

Liabilities:        Payables:
                      Securities purchased                                                104,995,097
                      Beneficial interest redeemed                                         52,720,635
                      Distributor                                                           2,031,478
                      Investment adviser                                                    1,716,741
                      Dividends to shareholders                                                   405        161,464,356
                                                                                      ---------------
                    Accrued expenses and other liabilities                                                     3,435,944
                                                                                                         ---------------
                    Total liabilities                                                                        164,900,300
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 5,845,779,978
                                                                                                         ===============
Net Assets          Shares of beneficial interest, $.10 par value,
Consist of:         unlimited number of shares authorized                                               $    584,553,822
                    Paid-in capital in excess of par                                                       5,260,984,399
                    Unrealized appreciation on investments--net                                                  241,757
                                                                                                         ---------------
                    Net Assets--Equivalent to $1.00 per share based on 5,845,538,221
                    shares of beneficial interest outstanding                                            $ 5,845,779,978
                                                                                                         ===============

*Cost for Federal income tax purposes. As of December 31, 2000, net unrealized appreciation for Federal income tax purposes amounted to $241,757, of which $1,921,036 related to appreciated securities and $1,679,279 related to depreciated securities.

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
December 31, 2000


FINANCIAL INFORMATION (continued)

Statement of Operations
                                                                                                  For the Year Ended
                                                                                                  December 31, 2000
Investment Income:  Interest and amortization of premium and discount earned                             $   397,379,061

Expenses:           Investment advisory fees                                          $    22,282,003
                    Transfer agent fees                                                     8,048,889
                    Distribution fees                                                       7,124,305
                    Accounting services                                                       649,346
                    Trustees' fees and expenses                                               153,010
                    Custodian fees                                                            143,291
                    Registration fees                                                         115,535
                    Professional fees                                                         109,562
                    Printing and shareholder reports                                           93,723
                    Pricing services                                                           11,801
                    Other                                                                      89,463
                                                                                      ---------------
                    Total expenses                                                                            38,820,928
                                                                                                         ---------------
                    Investment income--net                                                                   358,558,133
                                                                                                         ---------------

Realized &          Realized loss on investments--net                                                          (119,959)
Unrealized          Change in unrealized appreciation/depreciation
Gain (Loss) on      on investments--net                                                                        4,886,887
Investments--Net:                                                                                        ---------------
                    Net Increase in Net Assets Resulting from Operations                                 $   363,325,061
                                                                                                         ===============

                    See Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                                  For the Year
                                                                                                Ended December 31,
Increase (Decrease) in Net Assets:                                                           2000                1999
Operations:         Investment income--net                                            $   358,558,133    $   303,878,524
                    Realized gain (loss)on investments--net                                 (119,959)             29,731
                    Change in unrealized appreciation/depreciation
                    on investments--net                                                     4,886,887        (4,886,813)
                                                                                      ---------------    ---------------
                    Net increase in net assets resulting from operations                  363,325,061        299,021,442
                                                                                      ---------------    ---------------

Dividends &         Investment income--net                                              (358,438,174)      (303,878,524)
Distributions to    Realized gain on investments--net                                              --           (29,731)
Shareholders:                                                                         ---------------    ---------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                       (358,438,174)      (303,908,255)
                                                                                      ---------------    ---------------

Beneficial          Net proceeds from sale of shares                                   10,602,132,030     11,670,524,324
Interest            Value of shares issued to shareholders in reinvestment
Transactions:       of dividends and distributions                                        357,217,778        302,587,492
                                                                                      ---------------    ---------------
                                                                                       10,959,349,808     11,973,111,816
                    Cost of shares redeemed                                          (11,350,403,172)   (12,909,991,558)
                                                                                      ---------------    ---------------
                    Net decrease in net assets derived from
                    beneficial interest transactions                                    (391,053,364)      (936,879,742)
                                                                                      ---------------    ---------------

Net Assets:         Total decrease in net assets                                        (386,166,477)      (941,766,555)
                    Beginning of year                                                   6,231,946,455      7,173,713,010
                                                                                      ---------------    ---------------
                    End of year                                                       $ 5,845,779,978    $ 6,231,946,455
                                                                                      ===============    ===============

                    See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust
December 31, 2000


FINANCIAL INFORMATION (concluded)

Financial Highlights
The following per share data and ratios have been derived
from information provided in the financial statements.                    For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                        2000        1999         1998         1997        1996
Per Share           Net asset value,
Operating           beginning of year                       $     1.00  $     1.00    $    1.00  $     1.00   $     1.00
Performance:                                                ----------  ----------   ----------  ----------   ----------
                    Investment income--net                       .0582       .0464        .0497       .0503        .0491
                    Realized and unrealized gain (loss) on
                    investments--net                             .0008     (.0007)        .0003       .0001      (.0003)
                                                            ----------  ----------   ----------  ----------   ----------
                    Total from investment operations             .0590       .0457        .0500       .0504        .0488
                                                            ----------  ----------   ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                   (.0582)     (.0464)      (.0497)     (.0503)      (.0491)
                      Realized gain on investments--net             --        --++      (.0002)        --++      (.0001)
                                                            ----------  ----------   ----------  ----------   ----------
                    Total dividends and distributions          (.0582)     (.0464)      (.0499)     (.0503)      (.0492)
                                                            ----------  ----------   ----------  ----------   ----------
                    Net asset value, end of year            $     1.00   $    1.00   $     1.00  $     1.00   $     1.00
                                                            ==========  ==========   ==========  ==========   ==========
                    Total investment return                      6.00%       4.74%        5.11%       5.16%        5.05%
                                                            ==========  ==========   ==========  ==========   ==========

Ratios to Average   Expenses                                      .63%        .64%         .65%        .65%         .64%
Net Assets:                                                 ==========  ==========   ==========  ==========   ==========
                    Investment income and realized gain
                    on investments--net                          5.80%       4.64%        5.01%       5.03%        4.88%
                                                            ==========  ==========   ==========  ==========   ==========

Supplemental        Net assets, end of year
Data:               (in thousands)                          $5,845,780  $6,231,946   $7,173,713  $6,946,667   $7,096,260
                                                            ==========  ==========   ==========  ==========   ==========

++Amount is less than $.0001 per share.

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust
December 31, 2000


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Trust invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

 (d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.


2. Investment Advisory Agreement and
Transactions With Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:

Portion of average daily value of net assets:                    Rate

Not exceeding $500 million                                      .500%
In excess of $500 million but not exceeding $1 billion          .400%
In excess of $1 billion but not exceeding $5 billion            .350%
In excess of $5 billion but not exceeding $10 billion           .325%
In excess of $10 billion but not exceeding $15 billion          .300%
In excess of $15 billion but not exceeding $20 billion          .275%
In excess of $20 billion                                        .250%


Merrill Lynch Ready Assets Trust
December 31, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)


The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of .125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services were provided to the Trust by MLIM.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FDS, MLPF&S, PSI, FAMD, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
At December 31, 2000, the Trust had a net capital loss carryforward of approximately $96,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Merrill Lynch Ready Assets Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Ready Assets Trust as of December 31, 2000, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Ready Assets Trust as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 14, 2001


Merrill Lynch Ready Assets Trust
December 31, 2000


IMPORTANT TAX INFORMATION (unaudited)


Of the ordinary income dividends paid by Merrill Lynch Ready Assets Trust during the fiscal year ended December 31, 2000, 6.07% was attributable to Federal obligations. In calculating the foregoing percentage, Trust expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.




OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
Stephen B. Swensrud, Trustee
J. Thomas Touchton, Trustee
Fred G. Weiss, Trustee
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary


Jack B. Sunderland and Arthur Zeikel, Trustees of Merrill Lynch
Ready Assets Trust have recently retired. The Fund's Board of
Trustees wishes Messrs. Sunderland and Zeikel well in their retirements.

Custodian
The Bank of New York
90 Washington Street, 12th floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210